Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	€ 5,565.4	€ 5,324.2	€ 6,856.1
Current derivative financial liabilities	224.7	178.8	386.6
Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	2,738.9	2,692.4	4,190.2
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,338.2	5,142.1	6,458.3
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	227.2	182.1	397.8
Current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	848.4	50.0	1,056.7
Current maturities of debt | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	850.3	50.0	1,051.7
Current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	848.4	50.0	1,056.7
Non-current maturities of debt
Disclosure of financial liabilities [line items]
Financial liabilities	1,685.2	2,532.2	2,853.2
Non-current maturities of debt | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	1,661.4	2,460.3	2,740.7
Non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,685.2	2,532.2	2,853.2
Foriegn currency forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	2.7	3.3	48.0
Foriegn currency forward contracts | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	2.7	3.3	48.0
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	2.7	3.3	48.0
Commodity forward contracts
Disclosure of financial liabilities [line items]
Financial liabilities	224.5	178.8	349.8
Jet fuel and carbon derivative contracts
Disclosure of financial liabilities [line items]
Financial liabilities	224.5	178.8	349.8
Jet fuel and carbon derivative contracts | Financial instruments for which fair value is disclosed
Disclosure of financial liabilities [line items]
Total Fair Value	224.5	178.8	349.8
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Financial liabilities	224.5	178.8	349.8
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	702.0	792.2	1,065.5
Trade payables (Current)
Disclosure of financial liabilities [line items]
Financial liabilities	702.0	792.2	1,065.5
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	702.0	792.2	1,065.5
Accrued expenses
Disclosure of financial liabilities [line items]
Financial liabilities	1,953.5	1,603.1	1,276.6
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,953.5	1,603.1	1,276.6
Lease liabilities - right of use
Disclosure of financial liabilities [line items]
Financial liabilities	149.1	164.6	206.3
Lease liabilities - right of use | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 149.1	€ 164.6	€ 206.3